Loans (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of loans receivable

	December 31, 2018			December 31, 2017
	Bermuda	Non-Bermuda	Total	Bermuda	Non-Bermuda	Total
Commercial loans
Government	92,994	12,670	105,664	139,987	13,414	153,401
Commercial and industrial	291,470	222,393	513,863	197,251	173,701	370,952
Commercial overdrafts	16,342	16,752	33,094	18,649	2,874	21,523
Total gross commercial loans	400,806	251,815	652,621	355,887	189,989	545,876
Less specific allowance for credit losses	(2,766)	(1,687)	(4,453)	(2,866)	—	(2,866)
Net commercial loans	398,040	250,128	648,168	353,021	189,989	543,010

Commercial real estate loans
Commercial mortgage	304,519	192,456	496,975	346,094	189,741	535,835
Construction	29,760	48,909	78,669	24,500	23,743	48,243
Total gross commercial real estate loans	334,279	241,365	575,644	370,594	213,484	584,078
Less specific allowance for credit losses	(600)	—	(600)	(550)	(33)	(583)
Net commercial real estate loans	333,679	241,365	575,044	370,044	213,451	583,495

Consumer loans
Automobile financing	13,249	6,975	20,224	13,113	6,182	19,295
Credit card	60,466	23,623	84,089	57,777	21,228	79,005
Overdrafts	10,511	2,375	12,886	5,490	2,871	8,361
Other consumer	28,415	35,076	63,491	29,818	51,196	81,014
Total gross consumer loans	112,641	68,049	180,690	106,198	81,477	187,675
Less specific allowance for credit losses	(274)	—	(274)	(274)	—	(274)
Net consumer loans	112,367	68,049	180,416	105,924	81,477	187,401

Residential mortgage loans	1,121,288	1,538,748	2,660,036	1,156,134	1,338,566	2,494,700
Less specific allowance for credit losses	(8,575)	(1,013)	(9,588)	(8,681)	(1,220)	(9,901)
Net residential mortgage loans	1,112,713	1,537,735	2,650,448	1,147,453	1,337,346	2,484,799

Total gross loans	1,969,014	2,099,977	4,068,991	1,988,813	1,823,516	3,812,329
Less specific allowance for credit losses	(12,215)	(2,700)	(14,915)	(12,371)	(1,253)	(13,624)
Less general allowance for credit losses	(7,098)	(3,089)	(10,187)	(16,339)	(5,504)	(21,843)
Net loans	1,949,701	2,094,188	4,043,889	1,960,103	1,816,759	3,776,862

Schedule of age analysis and past due loans
The following tables summarize the past due status of the loans as at December 31, 2018 and December 31, 2017. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

December 31, 2018	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total loans
Commercial loans
Government	—	—	3,750	3,750	101,914	105,664
Commercial and industrial	231	—	7,379	7,610	506,253	513,863
Commercial overdrafts	—	—	2	2	33,092	33,094
Total commercial loans	231	—	11,131	11,362	641,259	652,621

Commercial real estate loans
Commercial mortgage	837	1,282	4,062	6,181	490,794	496,975
Construction	—	—	—	—	78,669	78,669
Total commercial real estate loans	837	1,282	4,062	6,181	569,463	575,644

Consumer loans
Automobile financing	125	29	162	316	19,908	20,224
Credit card	351	313	126	790	83,299	84,089
Overdrafts	—	—	4	4	12,882	12,886
Other consumer	456	183	577	1,216	62,275	63,491
Total consumer loans	932	525	869	2,326	178,364	180,690

Residential mortgage loans	31,015	8,859	36,394	76,268	2,583,768	2,660,036

Total gross loans	33,015	10,666	52,456	96,137	3,972,854	4,068,991

December 31, 2017	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total loans
Commercial loans
Government	—	—	—	—	153,401	153,401
Commercial and industrial	—	1,005	7,481	8,486	362,466	370,952
Commercial overdrafts	—	—	1	1	21,522	21,523
Total commercial loans	—	1,005	7,482	8,487	537,389	545,876

Commercial real estate loans
Commercial mortgage	392	—	4,781	5,173	530,662	535,835
Construction	—	—	—	—	48,243	48,243
Total commercial real estate loans	392	—	4,781	5,173	578,905	584,078

Consumer loans
Automobile financing	7	12	226	245	19,050	19,295
Credit card	422	177	170	769	78,236	79,005
Overdrafts	—	—	4	4	8,357	8,361
Other consumer	797	329	441	1,567	79,447	81,014
Total consumer loans	1,226	518	841	2,585	185,090	187,675

Residential mortgage loans	19,121	10,142	35,658	64,921	2,429,779	2,494,700

Total gross loans	20,739	11,665	48,762	81,166	3,731,163	3,812,329

Schedule of financing receivable credit quality indicators

December 31, 2018	Pass	Special mention	Substandard	Non-accrual	Total gross recorded investments
Commercial loans
Government	101,914	—	—	3,750	105,664
Commercial and industrial	501,241	4,097	1,146	7,379	513,863
Commercial overdrafts	29,896	2,705	491	2	33,094
Total commercial loans	633,051	6,802	1,637	11,131	652,621

Commercial real estate loans
Commercial mortgage	444,397	45,390	3,126	4,062	496,975
Construction	78,669	—	—	—	78,669
Total commercial real estate loans	523,066	45,390	3,126	4,062	575,644

Consumer loans
Automobile financing	19,927	119	16	162	20,224
Credit card	83,963	—	126	—	84,089
Overdrafts	12,650	232	—	4	12,886
Other consumer	60,766	1,869	10	846	63,491
Total consumer loans	177,306	2,220	152	1,012	180,690

Residential mortgage loans	2,501,814	47,039	78,697	32,486	2,660,036

Total gross recorded loans	3,835,237	101,451	83,612	48,691	4,068,991

December 31, 2017	Pass	Special mention	Substandard	Non-accrual	Total gross recorded investments
Commercial loans
Government	149,651	—	3,750	—	153,401
Commercial and industrial	357,298	4,864	1,309	7,481	370,952
Commercial overdrafts	17,558	3,569	395	1	21,523
Total commercial loans	524,507	8,433	5,454	7,482	545,876

Commercial real estate loans
Commercial mortgage	464,283	63,663	3,108	4,781	535,835
Construction	48,243	—	—	—	48,243
Total commercial real estate loans	512,526	63,663	3,108	4,781	584,078

Consumer loans
Automobile financing	18,816	232	21	226	19,295
Credit card	78,835	—	170	—	79,005
Overdrafts	8,263	94	—	4	8,361
Other consumer	79,080	1,419	31	484	81,014
Total consumer loans	184,994	1,745	222	714	187,675

Residential mortgage loans	2,351,845	35,996	75,985	30,874	2,494,700

Total gross recorded loans	3,573,872	109,837	84,769	43,851	3,812,329

Schedule of allowance for credit loss

Evaluation of Loans For Impairment	December 31, 2018		December 31, 2017
	Individually evaluated	Collectively evaluated	Individually evaluated	Collectively evaluated
Commercial	12,096	640,525	8,487	537,389
Commercial real estate	7,188	568,456	7,889	576,189
Consumer	1,023	179,667	1,138	186,537
Residential mortgage	102,127	2,557,909	99,652	2,395,048
Total gross loans	122,434	3,946,557	117,166	3,695,163

Changes in General and Specific Allowances For Credit Losses

	Year ended December 31, 2018
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	6,309	10,360	888	17,910	35,467
Provision taken (released)	865	(6,290)	211	(1,777)	(6,991)
Recoveries	14	28	656	201	899
Charge-offs	(275)	—	(953)	(2,931)	(4,159)
Other	—	(6)	—	(108)	(114)
Allowances at end of year	6,913	4,092	802	13,295	25,102
Allowances at end of year: individually evaluated for impairment	4,453	600	274	9,588	14,915
Allowances at end of year: collectively evaluated for impairment	2,460	3,492	528	3,707	10,187

	Year ended December 31, 2017
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	3,377	16,224	965	23,681	44,247
Provision taken (released)	2,853	(5,895)	1,059	(3,854)	(5,837)
Recoveries	106	—	730	483	1,319
Charge-offs	(34)	(1)	(1,869)	(2,475)	(4,379)
Other	7	32	3	75	117
Allowances at end of year	6,309	10,360	888	17,910	35,467
Allowances at end of year: individually evaluated for impairment	2,866	583	274	9,901	13,624
Allowances at end of year: collectively evaluated for impairment	3,443	9,777	614	8,009	21,843

	Year ended December 31, 2016
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	8,723	6,512	2,763	31,304	49,302
Provision taken (released)	(5,265)	14,459	(1,076)	(3,719)	4,399
Recoveries	97	12	1,264	70	1,443
Charge-offs	(138)	(4,520)	(1,916)	(3,837)	(10,411)
Other	(40)	(239)	(70)	(137)	(486)
Allowances at end of year	3,377	16,224	965	23,681	44,247
Allowances at end of year: individually evaluated for impairment	577	750	278	10,133	11,738
Allowances at end of year: collectively evaluated for impairment	2,800	15,474	687	13,548	32,509

Schedule of non-accrual status for non-performing loans

Non-Performing Loans (excluding purchased credit-impaired loans)	December 31, 2018			December 31, 2017
	Non-accrual	Past due more than 90 days and accruing	Total non- performing loans	Non-accrual	Past due more than 90 days and accruing	Total non- performing loans
Commercial loans
Government	3,750	—	3,750	—	—	—
Commercial and industrial	7,379	—	7,379	7,481	—	7,481
Commercial overdrafts	2	—	2	1	—	1
Total commercial loans	11,131	—	11,131	7,482	—	7,482

Commercial real estate loans
Commercial mortgage	4,062	—	4,062	4,781	—	4,781

Consumer loans
Automobile financing	162	—	162	226	—	226
Credit card	—	126	126	—	170	170
Overdrafts	4	—	4	4	—	4
Other consumer	846	—	846	484	—	484
Total consumer loans	1,012	126	1,138	714	170	884

Residential mortgage loans	32,486	6,332	38,818	30,874	4,186	35,060

Total non-performing loans	48,691	6,458	55,149	43,851	4,356	48,207

Schedule of impaired loans

	Impaired loans with an allowance			Gross recorded investment of impaired loans without an allowance	Total impaired loans
December 31, 2018	Gross recorded investment	Specific allowance	Net loans		Gross recorded investment	Specific allowance	Net loans
Commercial loans
Government	3,750	(1,687)	2,063	—	3,750	(1,687)	2,063
Commercial and industrial	7,379	(2,766)	4,613	965	8,344	(2,766)	5,578
Commercial overdrafts	—	—	—	2	2	—	2
Total commercial loans	11,129	(4,453)	6,676	967	12,096	(4,453)	7,643

Commercial real estate loans
Commercial mortgage	1,081	(600)	481	6,108	7,189	(600)	6,589

Consumer loans
Automobile financing	130	(75)	55	32	162	(75)	87
Overdrafts	—	—	—	4	4	—	4
Other consumer	199	(199)	—	647	846	(199)	647
Total consumer loans	329	(274)	55	683	1,012	(274)	738

Residential mortgage loans	49,431	(9,422)	40,009	49,571	99,002	(9,422)	89,580

Total impaired loans	61,970	(14,749)	47,221	57,329	119,299	(14,749)	104,550

Specific allowance excludes $0.2 million recognized relating to purchased credit-impaired loans.

	Impaired loans with an allowance			Gross recorded investment of impaired loans without an allowance	Total impaired loans
December 31, 2017	Gross recorded investment	Specific allowance	Net loans		Gross recorded investment	Specific allowance	Net loans
Commercial loans
Commercial and industrial	7,475	(2,866)	4,609	1,011	8,486	(2,866)	5,620
Commercial overdrafts	—	—	—	1	1	—	1
Total commercial loans	7,475	(2,866)	4,609	1,012	8,487	(2,866)	5,621

Commercial real estate loans
Commercial mortgage	1,585	(583)	1,002	6,304	7,889	(583)	7,306

Consumer loans
Automobile financing	138	(75)	63	88	226	(75)	151
Overdrafts	—	—	—	4	4	—	4
Other consumer	199	(199)	—	285	484	(199)	285
Total consumer loans	337	(274)	63	377	714	(274)	440

Residential mortgage loans	53,698	(9,630)	44,068	42,055	95,753	(9,630)	86,123

Total impaired loans	63,095	(13,353)	49,742	49,748	112,843	(13,353)	99,490
Specific allowance excludes $0.3 million recognized relating to purchased credit-impaired loans.

Average Impaired Loan Balances and Related Recognized Interest Income

	December 31, 2018		December 31, 2017		December 31, 2016
	Average gross recorded investment	Interest income recognized¹	Average gross recorded investment	Interest income recognized¹	Average gross recorded investment	Interest income recognized¹

Commercial loans
Government	3,750	—	—	—	—	—
Commercial and industrial	8,415	68	5,057	63	1,661	64
Commercial overdrafts	2	—	2	—	14	—
Total commercial loans	12,167	68	5,059	63	1,675	64

Commercial real estate loans
Commercial mortgage	7,539	287	7,778	222	15,496	237

Consumer loans
Automobile financing	194	—	256	—	192	—
Overdrafts	4	—	11	—	14	—
Other consumer	665	—	598	—	1,043	—
Total consumer loans	863	—	865	—	1,249	—

Residential mortgage loans	97,378	4,568	89,063	4,378	81,901	2,201

Total impaired loans	117,947	4,923	102,765	4,663	100,321	2,502
¹ All interest income recognized on impaired loans relate to loans previously modified in a TDR.

Schedule of troubled debt restructuring
TDRs entered into during the year

	Year ended December 31, 2018
	Number of contracts	Pre- modification recorded investment	Modification: interest capitalization	Post- modification recorded investment
Residential mortgage loans	19	7,864	846	8,710
Total loans modified in a TDR	19	7,864	846	8,710

	Year ended December 31, 2017
	Number of contracts	Pre- modification recorded investment	Modification: interest capitalization	Post- modification recorded investment
Commercial real estate loans	2	1,544	—	1,544
Residential mortgage loans	42	24,588	1,345	25,933
Total loans modified in a TDR	44	26,132	1,345	27,477

	Year ended December 31, 2016
	Number of contracts	Pre- modification recorded investment	Modification: interest capitalization	Post- modification recorded investment
Residential mortgage loans	21	12,543	81	12,624
Total loans modified in a TDR	21	12,543	81	12,624

	December 31, 2018		December 31, 2017
TDRs outstanding	Accrual	Non-accrual	Accrual	Non-accrual
Commercial loans	965	—	1,005	—
Commercial real estate loans	3,127	1,336	3,108	1,471
Residential mortgage loans	66,516	8,154	64,879	5,623
Total TDRs outstanding	70,608	9,490	68,992	7,094

Schedule of purchased credit-impaired loans

	Year ended
	December 31, 2018
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	6,001	(1,239)	(711)	4,051
Advances and increases in cash flows expected to be collected	25	42	(42)	25
Reductions resulting from repayments	(1,495)	191	92	(1,212)
Reductions resulting from changes in allowances for credit losses	—	105	—	105
Balance at end of year	4,531	(901)	(661)	2,969

	Year ended
	December 31, 2017
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	8,016	(1,617)	(811)	5,588
Advances and increases in cash flows expected to be collected	36	48	(48)	36
Reductions resulting from repayments	(1,581)	307	148	(1,126)
Reductions resulting from changes in allowances for credit losses	—	(99)	—	(99)
Reductions resulting from charge-offs	(470)	122	—	(348)
Balance at end of year	6,001	(1,239)	(711)	4,051

	Year ended
	December 31, 2016
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	8,709	(2,248)	(631)	5,830
Advances and increases in cash flows expected to be collected	166	408	(396)	178
Reductions resulting from repayments	(464)	—	216	(248)
Reductions resulting from changes in allowances for credit losses	—	(172)	—	(172)
Reductions resulting from charge-offs	(395)	395	—	—
Balance at end of year	8,016	(1,617)	(811)	5,588